SHORT-TERM AND LONG-TERM DEBT - SHORT-TERM DEBT (Details) - USD ($) $ in Millions		Jun. 30, 2018	Jun. 30, 2017
Debt, Current [Abstract]
Long-term Debt, Current Maturities		$ 1,772	$ 1,676
Commercial Paper		7,761	11,705
Short-term Bank Loans and Notes Payable		800	0
Debt, Current		10,423	13,554
Other Short-term Borrowings		$ 90	$ 173
Short-term Debt, Weighted Average Interest Rate, at Point in Time	[1]	0.70%	0.50%

[1]	Short-term weighted average interest rates include the effects of interest rate swaps discussed in Note 9.